EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.01

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below on behalf of its client, Ellington Management Group, LLC. The review included a total of 2,450 residential closed-end second-lien mortgage loans in connection with the securitization identified as EFMT 2024-CES1 (the “Securitization”). The Review was conducted from December 2023 through November 2024 on mortgage loans originated between March 2023 and October 2024.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors

i.	Income / Assets

●	Validate borrower(s) monthly gross income

●	Validate funds required to close, required reserves

●	Review file documentation for required level of income and asset verifications

ii.	Employment Status

●	Review file documentation for required level of employment

iii.	Monthly Mortgage Payment

●	Confirm program, qualifying rate, terms

iv.	Simultaneous Loans

●	Validate all concurrent loans are included in the DTI to properly assess the ability to repay

v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.

●	Validate subject loan monthly payment (PITI) and associated obligations

vi.	Debts / Obligations

●	Validate monthly recurring liabilities

vii.	DTI and/or Residual Income

●	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file

●	Documentation meets Appendix Q requirements for QM Loans

viii.	Credit History

●	Review credit report for credit history and required credit depth including any / all inquiries

●	Determine representative credit score from credit report

b.	Validate loan-to-value (LTV) and combined loan-to-value

c.	Review borrower’s occupancy

d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower’s willingness and ability to repay the debt

f.	Confirm that Final 1003 is sufficiently completed

g.	Provide Audit 1008 with accurate data based on file documentation

h.	Confirm Loan Approval conditions were met

i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

j.	General QM for any loans originated under the GQM Rule

i.	Pricing Thresholds:

a.	Pricing for First Lien Loans:

i.	2.25% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

ii.	3.5% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

iii.	6.5% for a first-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

b.	Pricing for Subordinate Lien Loans:

i.	3.5% for a subordinate-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

ii.	6.5% for a subordinate-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

c.	Pricing for Manufactured Homes:

i.	2.25% for a first-lien covered transaction secured by a manufactured home with a loan amount equal to or greater than the applicable dollar amount threshold; and

ii.	6.5% for a covered transaction secured by a manufactured home with a loan amount less than applicable dollar amount threshold.

ii.	Consider Income and Assets:

○	Consumer’s current or reasonably expected income or assets (other than the value of the dwelling that secures the loan;

○	The consumer’s debt obligations, alimony, child support; and

○	The monthly DTI or residual income.

iii.	Verification of Income and Assets:

a.	Verification in compliance with one of the “safe harbor” guidelines will meet the QM verification requirement. A creditor is allowed to “mix and match” provisions of the different guidelines rather than only apply one guideline per loan.

The specific guidelines that the CFPB is designating for the safe harbor are: The GQM Rule provides that if the creditor verifies the consumer’s income or assets, debt obligations, alimony, child support, and monthly DTI or residual income by meeting the standards of certain specified third-party underwriting manuals, then a creditor is presumed to have complied with the verification requirement. These specified manuals are:

i.	Chapters B3-3 through B3-6 of the Fannie Mae Single Family Selling Guide, published June 3, 2020;

ii.	Sections 5102 through 5500 of the Freddie Mac Single-Family Seller/Servicer Guide, published June 10, 2020;

iii.	Sections II.A.1 and II.A.4-5 of the Federal Housing Administration’s Single Family Housing Policy Handbook, issued October 24, 2019;

iv.	Chapter 4 of the U.S. Department of Veterans Affairs’ Lenders Handbook, revised February 22, 2019;

v.	Chapter 4 of the U.S. Department of Agriculture’s Field Office Handbook for the Direct Single Family Housing Program, revised March 15, 2019; and

vi.	Chapters 9 through 11 of the U.S. Department of Agriculture’s Handbook for the Single Family Guaranteed Loan Program, revised March 19, 2020.

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

c.	Tolerance Testing

i.	Compare Loan Estimate and Closing Disclosures

ii.	Identify Tolerance Violations and applicable cost to cure

d.	Comprehensive review of Closing Disclosure to determine transaction accuracy

e.	Recalculation of APR and Finance Charge

f.	Testing of:

i.	Federal High Cost Mortgage provisions

ii.	Federal Higher Priced Mortgage Loans provisions

iii.	Local and/or State Anti-predatory and High Cost provisions

iv.	HOEPA Points and Fees

g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures

i.	Service Provider List

ii.	Home Ownership Counselling Disclosure

iii.	ARM Disclosure

h.	Compliance with QM as it relates to:

i.	APR Test

ii.	Points & Fees Test

iii.	Prepayment Penalty Test

iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review

i.	Confirm transaction date, expiration date, and disbursement date

ii.	Confirm document is properly executed by all required parties to the transaction

iii.	Confirm the correct Right of Rescission document was executed for the transaction type

iv.	Confirm a full three (3) day rescission period was provided to the borrower

j.	Confirm through NMLS the loan originator and originating firm’s license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review original appraisal, determination that property is in “average” condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.

b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.

c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.

d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.

e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.

f.	Ensure that the appraisal conforms to the guidelines provided from the Client.

g.	Review appraisal to ensure all required documents were included.

h.	Review location map provided within the appraisal for external obsolescence.

i.	Ensure highest and best use and zoning complies with guidelines.

j.	Confirm there are no marketability issues that affect the subject property.

k.	Ensure subject property does not suffer any functional obsolescence.

l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.

m.	Additional valuation products were not required.

For loans reviewed in a post-close valuation review scenario (2,450 loans in total):

Four hundred and seven (407) loans had an AVM, one (1) loan had a Desktop Review, and one (1) loan had a BPO.

Product totals may not sum due to multiple products for each loan.

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the two thousand four hundred and fifty (2,450) mortgage loans reviewed, one thousand five hundred and nineteen (1,519) unique mortgage loans (62.00% by loan count) had a total of two thousand six hundred and sixty-nine (2,669) discrepancies across eleven (11) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Qualifying Total Debt Income Ratio	1,354	50.73%
Qualifying CLTV	704	26.38%
Qualifying LTV	539	20.19%
Property Value	31	1.16%
Qualifying FICO	16	0.60%
Property Type	9	0.34%
Note Date	7	0.26%
Property County	4	0.15%
Escrow Flag	2	0.07%
First Payment Date	2	0.07%
Property City	1	0.04%
Grand Total	2,669	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	2,340	$193,519,466.00	95.51%
Event Grade B	106	$9,928,020.00	4.33%
Event Grade C	4	$218,655.00	0.16%
Event Grade D	0	$0.00	0%
Total Sample	2,450	$203,666,141.00	100.00%

Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	2,432	99.27%
Event Grade B	18	0.73%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	2,450	100.00%

Compliance Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	2,380	97.14%
Event Grade B	70	2.86%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	2,450	100.00%

Valuation Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	2,426	99.02%
Event Grade B	20	0.82%
Event Grade C	4	0.16%
Event Grade D	0	0%
Total Sample	2,450	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	1491
		HMDA Data Tape Not Provided	411
		Fraud Report Missing	404
		Transmittal Summary is Missing	269
		Title Policy is Partial	165
		Title Document is Partially Present	122

Hazard insurance dwelling coverage is not sufficient	84
Borrower 1 3rd Party VOE Prior to Close Missing	77
Audited DTI Exceeds Guideline DTI	64
Borrower Liabilities Verification Indicator is Partial	49
Housing History Does Not Meet Guideline Requirements	41
Borrower Income Verification is less than 12 months	31
Missing verification of taxes, insurance, and/or HOA fees for non-subject property	31
Income and Employment Do Not Meet Guidelines	28
Borrower 2 3rd Party VOE Prior to Close Missing	26
Title Policy is Missing	24
ATR: Current Employment Not Verified	23
Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	22
Missing VOM or VOR	21
HO6 Master Insurance Policy is Missing	21
Qualifying DTI exceeds Guideline Maximum Allowable	21
Transmittal Summary is Partial	20
Fraud Report Shows Uncleared Alerts	17
Hazard Insurance Effective Date is after the Disbursement Date	17
HMDA Discrepancy(s) Noted	17
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	16
Hazard Insurance Policy is Partial	14
ATR: Reasonable Income or Assets Not Considered	13
Borrower Income Verification does not match Approval	13
ATR Risk	12
Loan does not conform to program guidelines	10

Borrower 1 WVOE Missing	9
Title Document Missing	9
Hazard Insurance Indicator is Partial	9
Hazard Insurance Effective Date is after the Note Date	9
Guideline Seasoning not Met	8
Verification of Borrower Liabilities Missing or Incomplete	7
Borrower Employment Verification does not meet guidelines	7
HAZARD INSURANCE CERTIFICATE MISSING	6
Property Title Issue	6
Missing income documentation	6
Missing Property Tax Cert	6
The Final 1003 is Incomplete	6
Citizenship Documentation Not Provided	5
CoBorrower Employment Verification does not meet guidelines	5
Fraud Report is Only Partially Available	5
Borrower 1 Tax Returns Not Signed	5
Subject Property Address on Note does not match Insured Property Address	4
PUD Rider is Missing	4
Missing letter of explanation	4
Borrower 1 CPA Letter Missing	4
Missing Letter of Explanation (Credit)	4
Borrower 2 Income Verification is less than 12 months	4
The Deed of Trust is Incomplete	4
Profit and Loss Does Not Meet Guidelines	4
Borrower 1 W2/1099 Missing	4

Hazard Insurance Policy is Missing	4
Borrower 1 Deed of Trust Signature does not match Note	3
Final Loan Application is Partial	3
CoBorrower Income Verification does not match Approval	3
Hazard Insurance Coverage is Not Sufficient	3
Trust Documentation Missing or Incomplete	3
Housing history does not meet guidelines	3
Balance Sheet Does Not Meet Guidelines	3
Income 2 Months Income Verified is Missing	3
Evidence of Property Tax Missing	3
Missing Credit Report Supplement	3
Fraud alert is present on the credit report	3
Missing Divorce Decree	3
Underwriting CLTV exceeds Guideline Maximum Allowable	3
Borrower 2 WVOE Missing	3
Missing Verification of Mortgage	3
Missing Payment History	3
Flood Insurance Policy Missing	2
Employment Gaps in Employment Without Sufficient Explanation	2
Borrower 1 Award Letter Missing	2
Audited HCLTV Exceeds Guideline HCLTV	2
Executed HELOC closure letter not provided.	2
Income/Employment General	2
OFAC Check was not completed/Cleared.	2
Borrower 2 W2/1099 Missing	2

Approval/Underwriting Summary Not Provided	2
Audited CLTV Exceeds Guideline CLTV	2
Borrower 2 Citizenship Documentation Not Provided	2
Missing Lender Income Calculation Worksheet	2
Borrower 2 CPA Letter Missing	2
Missing Letter of Explanation (Income)	2
Borrower 2 Deed of Trust Signature does not match Note	2
Borrower information on 1003 is incomplete	2
Appraisal date is greater than 120 days from Origination date.	2
Missing evidence Mortgage/Deed of Trust will be recorded	1
SCIF Form Missing	1
Missing legal documents for senior or subordinate lien	1
Borrower 3 3rd Party VOE Prior to Close Missing	1
Credit score not provided	1
Borrower 3 Paystubs Missing	1
Title reports unpaid liens	1
Latest/Final Application Document is Unexecuted Improperly Executed	1
Residual income does not meet guidelines.	1
Borrower 1 Paystubs Less Than 1 Month Provided	1
CoBorrower Liabilities Verified Indicator is Partial	1
Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	1
Third Party Fraud Report not Provided	1
Missing Tax Cert	1
Missing evidence tax return extension was filed.	1
Missing Trust Agreement	1

HO6 Insurance Policy Expiration Date is before the Note Date	1
Missing Updated Credit Report Supplement	1
Borrower 1 IRS Transcripts Do Not Match Income Docs	1
Borrower 1 YTD Profit & Loss Missing	1
Satisfactory Chain of Title not Provided	1
Borrower Employment Verification is Unavailable	1
Seller credits exceed max allowable	1
All Interested Parties Not Checked against Exclusionary Lists	1
Subordination Agreement is Missing	1
Borrower 1 Personal Tax Returns Missing	1
Delinquent Credit History Does Not Meet Guideline Requirements	1
Liquid Reserves are less than Guidelines Required	1
Borrower 1 Paystubs Missing	1
No evidence of required debt payoff	1
Title issue	1
Occupancy Status	1
Asset Qualification Does Not Meet Guideline Requirements	1
Income 4 Months Income Verified is Missing	1
Missing Lease Agreement	1
Missing Closing/Final Verbal VOE	1
HO-6 Insurance Policy is Missing	1
Approval/Underwriting Summary Partially Provided	1
Borrower 2 Executed 4506-T Missing	1
Borrower 1 Credit Report is Missing	1
Income 3 Income Trend is Decreasing	1

		Audited FICO is less than Guideline FICO	1
		Total Credit Grade (A) Exceptions:	3846
	B	Audited DTI Exceeds Guideline DTI	8
		Approval/Underwriting Summary Partially Provided	2
		Hazard Insurance Effective Date is after the Disbursement Date	2
		Approval/Underwriting Summary Not Provided	2
		Audited CLTV Exceeds Guideline CLTV	1
		ATR: Current Employment Not Verified	1
		Flood Insurance Policy Missing	1
		Leasehold Agreement Missing	1
		Income and Employment Do Not Meet Guidelines	1
		ATR Risk	1
		Borrower 2 3rd Party VOE Prior to Close Missing	1
		Borrower 1 Credit Report is Expired	1
		Total Credit Grade (B) Exceptions:	22
Compliance	A	Higher-Priced Mortgage Loan Test	1139
		No Compliance Findings	811
		Higher-Priced Mortgage Loan	259
		Charges That Cannot Increase Test	108
		CA AB 260 Higher-Priced Mortgage Loan Test	95
		Charges That In Total Cannot Increase More Than 10% Test	82
		MD COMAR Higher-Priced Mortgage Loan Test	43
		Initial Closing Disclosure Delivery Date Test	29
		Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	21
		Reimbursement Amount Test	18

Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	18
MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	14
Consummation or Reimbursement Date Validation Test	11
Reimbursement Amount Validation Test	10
OK HOEPA Higher-Priced Mortgage Loan Test	10
CT Nonprime Home Loan Test	9
Regulation § 1026.43(c)(2)(vi) failure - The consumer’s current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	8
High-Cost Mortgage Timing of Disclosure Test	7
High-Cost Mortgage Late Fee Test	7
High-Cost Mortgage Points and Fees Threshold Test	6
High-Cost Mortgage Financing of Points and Fees Test	6
High-Cost Mortgage Pre-Loan Counseling Date Test	6
MD COMAR Higher-Priced Mortgage Loan Finding	6
Lender Credits That Cannot Decrease Test	5
Prohibited Fees Test	5
Right of Rescission is Partially Provided	5
Or. Rev. Stat. Ann. § 746.201 Collateral Protection Notice was not provided (Disclosure Page v2)	5
Qualified Mortgage Lending Policy Points and Fees Test	5
Initial Loan Estimate Delivery Date Test (from application)	3
TILA Right of Rescission Test	2
Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	2
Higher-Priced Mortgage Loan Required Escrow Account Test	2
Affiliated Business Disclosure is Missing	2
Right of Rescission is Not Executed	2

TRID Disclosure Delivery and Receipt Date Validation Test	2
Incorrect rescission model used - RTC form model H-8 used for Same Lender or Lender Affiliate Refinance	2
Intent to Proceed is Missing	2
Qualified Mortgage Points and Fees Finding (12 CFR §1026.43(e)(3))	2
Missing Note	2
RESPA Homeownership Counseling Organizations Disclosure Date Test	1
Missing Credit Score Disclosure (FACTA)	1
Right of Rescission is Missing	1
Not all title holders executed ROR	1
Homeownership Counseling Disclosure is Missing	1
Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate	1
Escrow Waiver Disclosure is Missing	1
Collateral Protection Act, Mo. Rev. Stat. §§ 427.120; 427.125 - Collateral Protection Notice was not provided	1
MD Credit Regulations Mortgage Loan DTI Provided Test	1
Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	1
TX Constitution A6 Required Fees Test	1
Prohibited Fees Second Lien Test	1
Reimbursement Date Test	1
Condo Rider is Missing	1
Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	1
Collateral Protection Act, 815 Ill. Comp. Stat. 180/1 et seq. - Collateral Protection Notice was not provided	1
Revised Loan Estimate Delivery Date Test (prior to consummation)	1
Interest Rate Test	1
MD Credit Regulations Covered Loan Points and Fees Threshold Test	1

	Regulation § 1026.43(c)(2)(v) failure - The consumer’s monthly payment for mortgage-related obligations not properly considered	1
	ROR Transaction date not consistent with Note and/or HUD	1
	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5))	1
	Higher-Priced Mortgage Loan Escrow Alert (12 CFR 1026.35(b))	1
	Regulation §1026.43(e)(2)(vi) failure - The Qualified Mortgage calculated DTI is greater than 43.00%.	1
	High Cost Home Loan Disclosure is Missing	1
	Higher-Priced Mortgage Loan Appraiser License Status Alert (12 CFR 1026.35(c)(1))	1
	Total Compliance Grade (A) Exceptions:	2797
B	Charges That Cannot Increase Test	24
	Charges That In Total Cannot Increase More Than 10% Test	23
	Missing Required Affiliated Business Disclosure	10
	Homeownership Counseling Disclosure is Missing	6
	eSigned Documents Consent is Missing	6
	Intent to Proceed is Missing	4
	TILA Right of Rescission Test	2
	Consummation or Reimbursement Date Validation Test	2
	Lender Credits That Cannot Decrease Test	1
	Revised Loan Estimate Delivery Date Test (prior to consummation)	1
	TX Constitution A6 Required Fees Test	1
	Higher-Priced Mortgage Loan	1
	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	1
	Total Compliance Grade (B) Exceptions:	82

Property	A	No Property Findings	1928
		FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	105
		Origination Appraisal is Partial	46
		Title Issues Present	46
		Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	35
		HOA Questionnaire is Missing	26
		Origination Appraisal is Missing	26
		Third Party Valuation Product Not Provided	21
		Third party AVM Confidence Score is less than 90%	21
		Property/Appraisal General	12
		Appraisal is Missing	4
		Appraisal incomplete (missing map, layout, pages, etc.)	3
		Condo Approval Missing	3
		Is Completion Certificate in file is No	2
		Missing HOA/Condo Certification	2
		Third Party Second Field Review variance to appraised value exceeds 10%	1
		HOA Does Not Meet Guidelines	1
		Hazard Insurance Effective Date is after the Review Date	1
		Escrow Holdback Listed on Closing Statement	1
		Third Party Other Product variance to appraised value exceeds 10%	1
		Appraisal is Expired	1
		No HOA fees on appraisal and property identified as a PUD	1
		Missing Appraisal	1
		Was lowest appraised value used to qualify is No	1
		Subject property appraisal is not on an as-is basis (Primary Value)	1
		Appraisal guideline violation	1
		Total Property Grade (A) Exceptions:	2291
	B	Condo Approval Missing	9
		HOA Questionnaire is Incomplete	6
		External Obsolescence Present	5
		Total Property Grade (B) Exceptions:	20
	C	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	4
		Total Property Grade (C) Exceptions:	4

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.

Credit Event Grades
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.